LONG- (Details Narrative) ¥ in Millions				12 Months Ended
	Apr. 20, 2026 USD ($)	Apr. 20, 2026 CNY (¥)	May 17, 2025	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 06, 2026	Aug. 05, 2026	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments				$ 5,301,648
Linsun Smart Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				13.00%
Dogness Intelligent Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			19.50%
Dogness Intelligent Technology Co., Ltd [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage							6.735%	19.50%
Equity Investment Agreement [Member] | Dogness Network [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments									$ 1,179,200	¥ 8.0
Ownership percentage									10.00%	10.00%
Investments	$ 1,144,000	¥ 8.0
Equity Investment Agreement [Member] | Linsun Smart Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments									$ 442,200	¥ 3.0
Ownership percentage									13.00%	13.00%
Equity Investment Agreement [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			19.50%	19.50%
Investments				$ 12,821,855
Equity Method Investment, Description of Principal Activities			original owners for consideration consisting of (a) issuance of the Company’s 250,000 Class A common shares, (b) issuance of 1,550,000 pre-funded warrants to purchase the Company’s Class A common shares and (c) issuance of up to 2,000,000 maximum eligibility warrants to purchase the Company’s Class A common shares. The fair value of such consideration was determined at $19,000,000 assessed by an independent valuation firm. In DITC, the Company does not have significant influence and accounted for such investment using measurement alternative.
Equity Investment Agreement [Member] | Dogness Intelligent Technology Co., Ltd [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage							6.735%